Loans - TDRs by loan class (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	$ 11,172,000	$ 11,555,000	$ 6,056,000
Restructured and Accruing	617,000	846,000	4,020,000
Total		4,573,000	7,015,000
TDR Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	3,275,000	3,727,000
Restructured and Accruing	617,000	846,000
Total	3,892,000	4,573,000
Agricultural Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	2,512,000	1,293,000	1,076,000
Agricultural Loans | TDR Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	554,000
Total	554,000
Commercial Real Estate Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	4,899,000	5,163,000	326,000
Commercial Real Estate Loans | TDR Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	2,482,000	2,571,000
Restructured and Accruing	488,000	542,000
Total	2,970,000	3,113,000
Commercial Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	3,744,000	3,409,000	1,826,000
Commercial Loans | TDR Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	239,000
Restructured and Accruing	129,000	304,000
Total	368,000	304,000
Residential Real Estate Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual	$ 17,000	1,690,000	$ 2,828,000
Residential Real Estate Loans | TDR Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Non-Accrual		1,156,000
Total		$ 1,156,000